Description of Business and Segmented Disclosures - Segmented Financial Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	$ 1	$ 46
Expense Arising From Property, Plant and Equipment	1,586	3,386
Exploration and evaluation assets (note 8)	46	643
Total exploration and evaluation assets and property, plant and equipment, net	13,542	24,266
Right-of-use assets	698	1,202	$ 1,767
Total Assets	19,687	33,122
Total exploration and evaluation assets and property, plant and equipment, net	13,542	24,266
Expense arising from exploration for and evaluation of mineral resources	1	46
Expense Arising From Property, Plant and Equipment	1,586	3,386
Exploration and evaluation assets (note 8)	46	643
Right-of-use assets	698	1,202	$ 1,767
Assets	19,687	33,122
Operating Segments, Integrated Corridor [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	0	20
Expense Arising From Property, Plant and Equipment	1,154	2,009
Exploration and evaluation assets (note 8)	0	156
Total exploration and evaluation assets and property, plant and equipment, net	9,855	16,912
Right-of-use assets	423	772
Total Assets	13,444	22,261
Total exploration and evaluation assets and property, plant and equipment, net	9,855	16,912
Expense arising from exploration for and evaluation of mineral resources	0	20
Expense Arising From Property, Plant and Equipment	1,154	2,009
Exploration and evaluation assets (note 8)	0	156
Right-of-use assets	423	772
Assets	13,444	22,261
Operating Segments, Offshore [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	1	26
Expense Arising From Property, Plant and Equipment	367	1,246
Exploration and evaluation assets (note 8)	46	487
Total exploration and evaluation assets and property, plant and equipment, net	3,382	7,005
Right-of-use assets	3	138
Total Assets	4,570	8,077
Total exploration and evaluation assets and property, plant and equipment, net	3,382	7,005
Expense arising from exploration for and evaluation of mineral resources	1	26
Expense Arising From Property, Plant and Equipment	367	1,246
Exploration and evaluation assets (note 8)	46	487
Right-of-use assets	3	138
Assets	4,570	8,077
Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Expense Arising From Property, Plant and Equipment	65	131
Exploration and evaluation assets (note 8)	0	0
Total exploration and evaluation assets and property, plant and equipment, net	305	349
Right-of-use assets	272	292
Total Assets	1,673	2,784
Total exploration and evaluation assets and property, plant and equipment, net	305	349
Expense arising from exploration for and evaluation of mineral resources	0	0
Expense Arising From Property, Plant and Equipment	65	131
Exploration and evaluation assets (note 8)	0	0
Right-of-use assets	272	292
Assets	1,673	2,784
Lloydminster Heavy Oil Value Chain [Member] | Operating Segments, Integrated Corridor [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	0	17
Expense Arising From Property, Plant and Equipment	594	939
Exploration and evaluation assets (note 8)	0	154
Total exploration and evaluation assets and property, plant and equipment, net	5,238	6,672
Right-of-use assets	68	54
Total Assets	6,650	8,312
Total exploration and evaluation assets and property, plant and equipment, net	5,238	6,672
Expense arising from exploration for and evaluation of mineral resources	0	17
Expense Arising From Property, Plant and Equipment	594	939
Exploration and evaluation assets (note 8)	0	154
Right-of-use assets	68	54
Assets	6,650	8,312
Oil Sands [Member] | Operating Segments, Integrated Corridor [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Expense Arising From Property, Plant and Equipment	9	38
Exploration and evaluation assets (note 8)	0	0
Total exploration and evaluation assets and property, plant and equipment, net	590	2,087
Right-of-use assets	167	430
Total Assets	993	2,757
Total exploration and evaluation assets and property, plant and equipment, net	590	2,087
Expense arising from exploration for and evaluation of mineral resources	0	0
Expense Arising From Property, Plant and Equipment	9	38
Exploration and evaluation assets (note 8)	0	0
Right-of-use assets	167	430
Assets	993	2,757
Canadian Refined Products [Member] | Operating Segments, Integrated Corridor [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Expense Arising From Property, Plant and Equipment	5	73
Exploration and evaluation assets (note 8)	0	0
Total exploration and evaluation assets and property, plant and equipment, net	493	541
Right-of-use assets	102	122
Total Assets	625	838
Total exploration and evaluation assets and property, plant and equipment, net	493	541
Expense arising from exploration for and evaluation of mineral resources	0	0
Expense Arising From Property, Plant and Equipment	5	73
Exploration and evaluation assets (note 8)	0	0
Right-of-use assets	102	122
Assets	625	838
Western Canada Production [Member] | Operating Segments, Integrated Corridor [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	0	3
Expense Arising From Property, Plant and Equipment	57	191
Exploration and evaluation assets (note 8)	0	2
Total exploration and evaluation assets and property, plant and equipment, net	667	1,560
Right-of-use assets	4	9
Total Assets	707	1,709
Total exploration and evaluation assets and property, plant and equipment, net	667	1,560
Expense arising from exploration for and evaluation of mineral resources	0	3
Expense Arising From Property, Plant and Equipment	57	191
Exploration and evaluation assets (note 8)	0	2
Right-of-use assets	4	9
Assets	707	1,709
U.S Refining [Member] | Operating Segments, Integrated Corridor [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Expense Arising From Property, Plant and Equipment	489	768
Exploration and evaluation assets (note 8)	0	0
Total exploration and evaluation assets and property, plant and equipment, net	2,867	6,052
Right-of-use assets	82	157
Total Assets	4,469	8,645
Total exploration and evaluation assets and property, plant and equipment, net	2,867	6,052
Expense arising from exploration for and evaluation of mineral resources	0	0
Expense Arising From Property, Plant and Equipment	489	768
Exploration and evaluation assets (note 8)	0	0
Right-of-use assets	82	157
Assets	4,469	8,645
Elimination of intersegment amounts [member] | Operating Segments, Integrated Corridor [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Expense Arising From Property, Plant and Equipment	0	0
Exploration and evaluation assets (note 8)	0	0
Total exploration and evaluation assets and property, plant and equipment, net	0	0
Right-of-use assets	0	0
Total Assets	0	0
Total exploration and evaluation assets and property, plant and equipment, net	0	0
Expense arising from exploration for and evaluation of mineral resources	0	0
Expense Arising From Property, Plant and Equipment	0	0
Exploration and evaluation assets (note 8)	0	0
Right-of-use assets	0	0
Assets	0	0
Cost
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	46,184	46,587
Other property, plant and equipment	17,059	16,093
Developing and producing assets	46,184	46,587
Other property, plant and equipment	17,059	16,093
Cost | Operating Segments, Integrated Corridor [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	31,082	31,857
Other property, plant and equipment	15,664	14,709
Developing and producing assets	31,082	31,857
Other property, plant and equipment	15,664	14,709
Cost | Operating Segments, Offshore [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	15,102	14,730
Other property, plant and equipment	7	7
Developing and producing assets	15,102	14,730
Other property, plant and equipment	7	7
Cost | Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	1,388	1,377
Developing and producing assets	0	0
Other property, plant and equipment	1,388	1,377
Cost | Lloydminster Heavy Oil Value Chain [Member] | Operating Segments, Integrated Corridor [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	15,212	15,453
Other property, plant and equipment	4,189	3,820
Developing and producing assets	15,212	15,453
Other property, plant and equipment	4,189	3,820
Cost | Oil Sands [Member] | Operating Segments, Integrated Corridor [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	3,021	3,104
Other property, plant and equipment	76	3
Developing and producing assets	3,021	3,104
Other property, plant and equipment	76	3
Cost | Canadian Refined Products [Member] | Operating Segments, Integrated Corridor [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	1,287	1,284
Developing and producing assets	0	0
Other property, plant and equipment	1,287	1,284
Cost | Western Canada Production [Member] | Operating Segments, Integrated Corridor [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	12,849	13,300
Other property, plant and equipment	55	62
Developing and producing assets	12,849	13,300
Other property, plant and equipment	55	62
Cost | U.S Refining [Member] | Operating Segments, Integrated Corridor [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	10,057	9,540
Developing and producing assets	0	0
Other property, plant and equipment	10,057	9,540
Cost | Elimination of intersegment amounts [member] | Operating Segments, Integrated Corridor [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	0	0
Developing and producing assets	0	0
Other property, plant and equipment	0	0
Accumulated depletion, depreciation, amortization and impairment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	(37,889)	(31,348)
Other property, plant and equipment	(11,858)	(7,709)
Developing and producing assets	(37,889)	(31,348)
Other property, plant and equipment	(11,858)	(7,709)
Accumulated depletion, depreciation, amortization and impairment | Operating Segments, Integrated Corridor [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	(26,116)	(23,129)
Other property, plant and equipment	(10,775)	(6,681)
Developing and producing assets	(26,116)	(23,129)
Other property, plant and equipment	(10,775)	(6,681)
Accumulated depletion, depreciation, amortization and impairment | Operating Segments, Offshore [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	(11,773)	(8,219)
Other property, plant and equipment	0	0
Developing and producing assets	(11,773)	(8,219)
Other property, plant and equipment	0	0
Accumulated depletion, depreciation, amortization and impairment | Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	(1,083)	(1,028)
Developing and producing assets	0	0
Other property, plant and equipment	(1,083)	(1,028)
Accumulated depletion, depreciation, amortization and impairment | Lloydminster Heavy Oil Value Chain [Member] | Operating Segments, Integrated Corridor [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	(11,411)	(10,345)
Other property, plant and equipment	(2,752)	(2,410)
Developing and producing assets	(11,411)	(10,345)
Other property, plant and equipment	(2,752)	(2,410)
Accumulated depletion, depreciation, amortization and impairment | Oil Sands [Member] | Operating Segments, Integrated Corridor [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	(2,498)	(1,020)
Other property, plant and equipment	(9)	0
Developing and producing assets	(2,498)	(1,020)
Other property, plant and equipment	(9)	0
Accumulated depletion, depreciation, amortization and impairment | Canadian Refined Products [Member] | Operating Segments, Integrated Corridor [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	(794)	(743)
Developing and producing assets	0	0
Other property, plant and equipment	(794)	(743)
Accumulated depletion, depreciation, amortization and impairment | Western Canada Production [Member] | Operating Segments, Integrated Corridor [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	(12,207)	(11,764)
Other property, plant and equipment	(30)	(40)
Developing and producing assets	(12,207)	(11,764)
Other property, plant and equipment	(30)	(40)
Accumulated depletion, depreciation, amortization and impairment | U.S Refining [Member] | Operating Segments, Integrated Corridor [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	(7,190)	(3,488)
Developing and producing assets	0	0
Other property, plant and equipment	(7,190)	(3,488)
Accumulated depletion, depreciation, amortization and impairment | Elimination of intersegment amounts [member] | Operating Segments, Integrated Corridor [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	0	0
Developing and producing assets	0	0
Other property, plant and equipment	$ 0	$ 0